Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
10.	Inventories

(1)	Details of inventories as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019				December 31, 2018
	Acquisition cost		Write- down	Carrying amount	Acquisition cost	Write- down	Carrying amount
Merchandise	￦	162,485	(14,557)	147,928	268,366	(8,842)	259,524
Finished goods		4,264	(2,265)	1,999	1,260	(251)	1,009
Work in process		2,674	(539)	2,135	3,985	(338)	3,647
Raw materials		12,369	(7,967)	4,402	11,729	(2,706)	9,023
Supplies		7,112	(694)	6,418	14,850	—	14,850

	￦	188,904	(26,022)	162,882	300,190	(12,137)	288,053

(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2019		2018	2017
Charged to cost of products that have been resold	￦	15,019	2,509	6,079
Write-off upon sale		(1,101)	(2,396)	(2,820)
There are no significant reversals of inventory write-downs for the periods presented.

(3)
Inventories recognized as operating expenses during the years ended December 31, 2019, 2018 and 2017 are ￦1,498,249 million, ￦1,411,986 million and ￦1,498,087 million respectively, which are included in the cost of goods sold.